Schedule of investments

Delaware Small Cap Value Fund February 29, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 95.32% ✧
Basic Industry - 5.34%
Berry Global Group †	1,509,610	$57,304,796
Ferro †	1,673,300	19,443,746
HB Fuller	949,700	37,256,731
Louisiana-Pacific	1,796,200	51,101,890
Olin	2,282,800	36,958,532
		202,065,695
Business Services - 0.76%
Deluxe	427,500	14,235,750
WESCO International †	360,200	14,613,314
		28,849,064
Capital Spending - 8.93%
Altra Industrial Motion	1,434,643	43,211,447
Atkore International Group †	1,028,200	37,950,862
H&E Equipment Services	1,105,700	26,271,432
ITT	1,344,600	80,877,690
MasTec †	1,883,759	92,454,892
Primoris Services	1,420,900	26,968,682
Rexnord	1,036,200	30,215,592
		337,950,597
Consumer Cyclical - 3.99%
Barnes Group	722,900	38,819,730
KB Home	1,074,200	35,008,178
Knoll	1,445,869	25,505,129
Meritage Homes †	624,200	39,611,732
Standard Motor Products	270,240	11,890,560
		150,835,329
Consumer Services - 8.49%
Asbury Automotive Group †	301,500	26,724,960
Cable One	20,380	32,058,148
Caleres	1,100,450	12,688,189
Cheesecake Factory	676,100	24,089,443
Choice Hotels International	520,000	47,465,600
Cinemark Holdings	1,016,031	26,376,165
Cracker Barrel Old Country Store	192,200	27,548,026
Steven Madden	691,925	22,625,947
Texas Roadhouse	496,100	27,890,742
UniFirst	258,200	47,976,142
Wolverine World Wide	979,341	25,746,875
		321,190,237
Consumer Staples - 3.79%
Core-Mark Holding	720,000	16,567,200

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Schedule of investments

Delaware Small Cap Value Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock ✧ (continued)
Consumer Staples (continued)
J&J Snack Foods	215,100	$34,592,382
Performance Food Group †	744,554	31,569,090
Scotts Miracle-Gro	335,000	35,506,650
Spectrum Brands Holdings	464,350	25,023,821
		143,259,143
Energy - 4.04%
Callon Petroleum †	4,399,400	9,986,638
Delek US Holdings	1,178,300	25,192,054
Dril-Quip †	504,100	17,956,042
Helix Energy Solutions Group †	3,272,400	21,957,804
Oasis Petroleum †	3,194,600	5,223,171
Patterson-UTI Energy	3,092,100	17,717,733
SM Energy	2,330,100	15,308,757
Valaris Class A	1,495,737	5,519,270
WPX Energy †	3,625,500	33,825,915
		152,687,384
Financial Services - 27.50%
American Equity Investment Life Holding	1,993,000	50,383,040
Bank of NT Butterfield & Son	698,600	19,337,248
Community Bank System	94,100	5,722,221
East West Bancorp	2,361,323	91,477,653
First Financial Bancorp	2,018,100	41,572,860
First Hawaiian	1,519,900	36,401,605
First Interstate BancSystem Class A	847,300	28,859,038
First Midwest Bancorp	2,252,300	40,879,245
FNB	5,677,500	57,285,975
Great Western Bancorp	1,703,950	45,785,136
Hancock Whitney	2,020,600	67,690,100
Hanover Insurance Group	482,000	57,136,280
Kemper	436,700	30,062,428
Legg Mason	570,900	28,442,238
NBT Bancorp	912,900	30,755,601
Prosperity Bancshares	541,900	35,006,740
S&T Bancorp	673,456	22,136,499
Selective Insurance Group	916,506	51,122,705
Stifel Financial	1,203,500	65,518,540
Umpqua Holdings	3,494,800	53,784,972
Valley National Bancorp	4,528,300	42,113,190
Webster Financial	1,516,800	57,592,896

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(Unaudited)

	Number of shares	Value (US $)
Common Stock ✧ (continued)
Financial Services (continued)
WesBanco	910,000	$27,855,100
Western Alliance Bancorp	1,155,300	53,190,012
		1,040,111,322
Healthcare - 2.92%
Avanos Medical †	852,700	27,636,007
Catalent †	583,500	30,067,755
Integer Holdings †	213,500	19,251,295
Service Corp. International	698,100	33,362,199
		110,317,256
Real Estate Investment Trusts - 9.61%
Brandywine Realty Trust	3,308,637	44,931,290
Highwoods Properties	998,000	44,790,240
Kite Realty Group Trust	464,000	7,493,600
Lexington Realty Trust	3,721,800	38,595,066
Life Storage	384,000	41,437,440
Outfront Media	2,433,900	64,108,926
RPT Realty	2,120,689	27,484,129
Spirit Realty Capital	919,200	41,823,600
Summit Hotel Properties	2,460,700	22,810,689
Washington Real Estate Investment Trust	1,121,100	30,101,535
		363,576,515
Technology - 12.11%
Cirrus Logic †	540,400	37,093,056
Coherent †	191,200	24,609,352
CommScope Holding †	1,119,648	12,327,324
Flex †	3,471,200	38,565,032
MaxLinear †	875,200	13,530,592
NCR †	1,355,259	34,152,527
NetScout Systems †	964,606	24,790,374
ON Semiconductor †	2,270,400	42,365,664
Tech Data †	173,419	24,693,131
Teradyne	1,029,800	60,511,048
Tower Semiconductor †	1,728,500	34,172,445
TTM Technologies †	2,818,302	36,609,743
Viavi Solutions †	2,009,100	26,500,029
Vishay Intertechnology	2,582,500	48,292,750
		458,213,067
Transportation - 2.75%
Kirby †	271,200	17,289,000
Saia †	305,550	26,677,571
SkyWest	524,400	23,807,760

NQ-021 [2/20] 4/20 (1139475) 3

Schedule of investments

Delaware Small Cap Value Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock ✧ (continued)
Transportation (continued)
Werner Enterprises	1,079,600	$36,274,560
		104,048,891
Utilities - 5.09%
ALLETE	461,800	31,859,582
Black Hills	759,500	54,835,900
El Paso Electric	519,700	35,272,039
South Jersey Industries	1,008,400	27,277,220
Southwest Gas Holdings	668,200	43,219,176
		192,463,917
Total Common Stock (cost $3,192,472,471)		3,605,568,417

Short-Term Investments – 3.66%
Money Market Mutual Funds - 3.66%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 1.49%)	27,669,067	27,669,067
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 1.46%)	27,669,066	27,669,066
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 1.47%)	27,669,066	27,669,066
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 1.45%)	27,669,066	27,669,066
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 1.45%)	27,669,066	27,669,066
Total Short-Term Investments (cost $138,345,331)		138,345,331

Total Value of Securities – 98.98%
(cost $3,330,817,802)		3,743,913,748
Receivables and Other Assets Net of Liabilities – 1.02%		38,544,589
Net Assets Applicable to 70,019,332 Shares Outstanding – 100.00%		$3,782,458,337

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
GS – Goldman Sachs

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